Convertible Senior Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Convertible Senior Notes

5. Convertible Senior Notes

Convertible Senior Notes

		Equity		Carrying Value of Convertible
		Component		Senior Notes as of
		Recorded		September 30,	December 31,
(In thousands)	Par Value	at Issuance		2015	2014
0.125% Convertible Senior Notes due April 1, 2019	$402,500	$90,887	(1)	$329,905	$316,181

(1)	This amount represents the equity component recorded at the initial issuance of the 0.125% convertible senior notes.

In March 2014, the Company issued at par value $402.5 million of 0.125% convertible senior notes (the “Notes”) due April 1, 2019, unless earlier purchased by the Company or converted. Interest is payable semi-annually, in arrears on April 1 and October 1 of each year, commencing October 1, 2014.

The Notes are governed by an indenture between the Company, as issuer, and U.S. Bank National Association, as trustee. The Notes are unsecured and do not contain any financial covenants or any restrictions on the payment of dividends, the incurrence of senior debt or other indebtedness or the issuance or repurchase of securities by the Company.

If converted, holders will receive cash and/or shares of the Company’s common stock, at the Company’s election. The Company’s intent is to settle the principal amount of the Notes in cash upon conversion. As a result, upon conversion of the Notes, only the amounts payable in excess of the principal amount of the Notes are considered in diluted earnings per share under the treasury stock method.

	Conversion Rate per $1,000 Par Value	Initial Conversion Price per Share	Free Convertibility Date
0.125% Convertible Senior Notes	19.1703	$52.16	October 1, 2018

Throughout the term of the Notes, the conversion rate may be adjusted upon the occurrence of certain events as described in the indenture governing the Notes. Holders of the Notes will not receive any cash payment representing accrued and unpaid interest upon conversion of a Note. Accrued but unpaid interest will be deemed to be paid in full upon conversion rather than cancelled, extinguished or forfeited. Holders may convert their Notes under the following circumstances:

•	during any calendar quarter commencing after June 30, 2014, if, for at least 20 trading days during the 30 consecutive trading day period ending on the last trading day of the immediately preceding calendar quarter, the last reported sales price of the Company’s common stock for such trading day is greater than or equal to 130% of the applicable conversion price for the Notes on each applicable trading day;

•	during the five business day period after any five consecutive trading day period in which the trading price per $1,000 principal amount of the Notes is less than 98% of the product of the sale price of the Company’s common stock and the conversion rate;

•	upon the occurrence of specified corporate transactions described under the indenture governing the Notes, such as a consolidation, merger or binding share exchange; or

•	at any time on or after October 1, 2018.

As of September 30, 2015, the Notes are not convertible.

Holders of the Notes have the right to require the Company to purchase with cash all or a portion of the Notes upon the occurrence of a fundamental change, such as a change of control, at a purchase price equal to 100% of the principal amount of the Notes plus accrued and unpaid interest. Following certain corporate transactions that constitute a fundamental change, the Company will increase the conversion rate for a holder who elects to convert the Notes in connection with such make-whole fundamental change.

In accounting for the issuance of the Notes, the Company separated the Notes into liability and equity components. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the par value of the Notes as a whole. The excess of the principal amount of the liability component over its carrying amount (“debt discount”) is amortized to interest expense over the term of the Notes. The equity component is not remeasured as long as it continues to meet the conditions for equity classification.

In accounting for the transaction costs related to the Note issuance, the Company allocated the total amount incurred to the liability and equity components based on their relative values. Transaction costs attributable to the liability component are being amortized to expense over the term of the Notes, and transaction costs attributable to the equity component were netted with the equity component in stockholders’ equity. Additionally, the Company recorded a deferred tax liability of $0.8 million in connection with the Notes.

The Notes consist of the following (in thousands):

	September 30,	December 31,
	2015	2014
Liability component:
Principal:
0.125% Convertible Senior Notes	$402,500	$402,500
Less: debt discount, net
0.125% Convertible Senior Notes	(72,595)	(86,319)

Net carrying amount	$329,905	$316,181

The Notes are included in the consolidated balance sheets within convertible senior notes, net, which is classified as a non-current liability. The debt discount is amortized over the life of the Notes using the effective interest rate method.

The total estimated fair value of the Company’s Notes at September 30, 2015 was $293.3 million. The fair value of the Notes was determined based on inputs that are observable in the market (Level 2).

Based on the closing price of the Company’s common stock of $26.54 on September 30, 2015, the if-converted value of the Notes was less than their principal amount.

Note Hedges

To minimize the impact of potential economic dilution upon conversion of the Notes, the Company entered into convertible note hedge transactions with respect to its common stock (the “Note Hedges”).

	Date	Purchase (in thousands)	Shares underlying Note Hedges
Note Hedges	March 2014	$85,853	7,716,049

The Note Hedges cover shares of the Company’s common stock at a strike price that corresponds to the initial conversion price of the respective Notes, also subject to adjustment, and are exercisable upon conversion of the Notes. The Note Hedges will expire upon the maturity of the Notes. The Note Hedges are intended to reduce the potential economic dilution upon conversion of the Notes in the event that the market value per share of the Company’s common stock, as measured under the Notes, at the time of exercise is greater than the conversion price of the Notes. The Note Hedges are separate transactions and are not part of the terms of the Notes. Holders of the Notes will not have any rights with respect to the Note Hedges.

Warrants

	Date	Proceeds (in thousands)	Shares	Strike Price
Warrants	March 2014	$38,278	7,716,049	$81.14

Separately, in March 2014, the Company also entered into warrant transactions (the “Warrants”), whereby the Company sold warrants to acquire, subject to anti-dilution adjustments, shares of the Company’s common stock at $81.14 per share. The Warrants have a term of five years from the date of issuance. If the average market value per share of the Company’s common stock for the reporting period, as measured under the Warrants, exceeds the strike price of the Warrants, the Warrants would have a dilutive effect on the Company’s earnings per share if the Company reports net income for the reporting period. The Warrants were anti-dilutive for the period ended September 30, 2015. The Warrants are separate transactions, entered into by the Company and are not part of the terms of the Notes or Note Hedges. Holders of the Notes will not have any rights with respect to the Warrants.

Interest Expense

The following table sets forth total interest expense recognized related to the Notes (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
0.125% coupon	$126	$126	$378	$252
Amortization of debt issuance costs	14	13	40	26
Amortization of debt discount	4,641	4,378	13,724	8,694

Total	$4,781	$4,517	$14,142	$8,972

7. Convertible Senior Notes

Convertible Senior Notes

(In thousands)	Par Value	Equity Component Recorded at Issuance		Carrying Value of Convertible Senior Notes as of
				December 31, 2014	December 31, 2013
0.125% Convertible Senior Notes due April 1, 2019	$402,500	$90,887	(1)	$316,181	$—

(1)	This amount represents the equity component recorded at the initial issuance of the 0.125% convertible senior notes.

In March 2014, the Company issued at par value $402.5 million of 0.125% convertible senior notes (the “Notes”) due April 1, 2019, unless earlier purchased by the Company or converted. Interest is payable semi-annually, in arrears on April 1 and October 1 of each year commencing October 1, 2014.

The Notes are governed by an indenture between the Company, as issuer, and U.S. Bank National Association, as trustee. The Notes are unsecured and do not contain any financial covenants or any restrictions on the payment of dividends, the incurrence of senior debt or other indebtedness, or the issuance or repurchase of securities by the Company.

If converted, holders will receive cash and/or shares of the Company’s common stock, at the Company’s election. The Company’s intent is to settle the principal amount of the Notes in cash upon conversion. As a result, upon conversion of the Notes, only the amounts payable in excess of the principal amounts of the Notes are considered in diluted earnings per share under the treasury stock method.

	Conversion Rate per $1,000 Par Value	Initial Conversion Price per Share	Free Convertibility Date
0.125% Senior Notes	19.1703	$52.16	October 1, 2018

Throughout the term of the Notes, the conversion rate may be adjusted upon the occurrence of certain events as described in the indenture governing the Notes. Holders of the Notes will not receive any cash payment representing accrued and unpaid interest upon conversion of a Note. Accrued but unpaid interest will be deemed to be paid in full upon conversion rather than cancelled, extinguished or forfeited. Holders may convert their Notes under the following circumstances:

•

during any calendar quarter commencing after June 30, 2014, if, for at least 20 trading days during the 30 consecutive trading day period ending on the last trading day of the immediately preceding calendar quarter, the last reported sales price of the Company’s common stock for such trading day is greater than or equal to 130% of the applicable conversion price for the Notes on each applicable trading day;

•

during the five business day period after any five consecutive trading day period in which the trading price per $1,000 principal amount of the Notes is less than 98% of the product of the sale price of the Company’s common stock and the conversion rate;

•	upon the occurrence of specified corporate transactions described under the indenture governing the Notes, such as a consolidation, merger or binding share exchange; or

•	at any time on or after October 1, 2018.

As of December 31, 2014, the Notes are not yet convertible.

Holders of the Notes have the right to require the Company to purchase with cash all or a portion of the Notes upon the occurrence of a fundamental change, such as a change of control, at a purchase price equal to 100% of the principal amount of the Notes plus accrued and unpaid interest. Following certain corporate transactions that constitute a fundamental change, the Company will increase the conversion rate for a holder who elects to convert the Notes in connection with such make-whole fundamental change.

In accounting for the issuance of the Notes, the Company separated the Notes into liability and equity components. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated convertible feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the par value of the Notes as a whole. The excess of the principal amount of the liability component over its carrying amount (“debt discount”) is amortized to interest expense over the term of the Notes. The equity component is not re-measured as long as it continues to meet the conditions for equity classification.

In accounting for the transaction costs related to the Note issuance, the Company allocated the total amount incurred to the liability and equity components based on their relative values. Transaction costs attributable to the liability component are being amortized to expense over the term of the Notes, and transaction costs attributable to the equity component were netted with the equity component in stockholders’ equity. Additionally, the Company recorded a deferred tax liability of $0.8 million in connection with the Notes.

The Notes consist of the following (in thousands):

	December 31, 2014	December 31, 2013
Liability component:
Principal:
0.125% Senior Notes	$402,500	$—
Less: debt discount, net
0.125% Senior Notes	(86,319)	—

Net carrying amount	$316,181	$—

The Notes are included in the consolidated balance sheets within Convertible senior notes, net, which are classified as a noncurrent liability. The debt discount is amortized over the life of the Notes using the effective interest rate method.

The total estimated fair value of the Company’s Notes at December 31, 2014 was $304.3 million. The fair value of the Notes was determined based on inputs that are observable in the market (Level 2).

Based on the closing price of the Company’s common stock of $29.78 on December 31, 2014, the if-converted value of the Notes was less than their principal amount.

Note Hedges

To minimize the impact of potential economic dilution upon conversion of the Notes, the Company entered into convertible note hedge transactions with respect to its common stock (the “Note Hedges”).

	Date	Purchase (in thousands)	Shares underlying Note Hedges
Note Hedges	March 2014	$85,853	7,716,049

The Note Hedges cover shares of the Company’s common stock at a strike price that corresponds to the initial conversion price of the respective Notes, also subject to adjustment, and are exercisable upon conversion of the Notes. The Note Hedges will expire upon the maturity of the Notes. The Note Hedges are intended to reduce the potential economic dilution upon conversion of the Notes in the event that the market value per share of the Company’s common stock, as measured under the Notes, at the time of exercise is greater than the conversion price of the Notes. The Note Hedges are separate transactions and are not part of the terms of the Notes. Holders of the Notes will not have any rights with respect to the Note Hedges.

Warrants

	Date	Proceeds (in thousands)	Shares	Strike Price
Warrants	March 2014	$38,278	7,716,049	$81.14

Separately, in March 2014, the Company also entered into warrant transactions (the “Warrants”), whereby the Company sold warrants to acquire, subject to anti-dilution adjustments, shares of the Company’s common stock at $81.14 per share. The Warrants have a term of five years from the date of issuance. If the average market value per share of the Company’s common stock for the reporting period, as measured under the Warrants, exceeds the strike price of the Warrants, the Warrants would have a dilutive effect on the Company’s earnings per share if the Company reports net income. The Warrants were anti-dilutive for the year ended December 31, 2014. The Warrants are separate transactions, entered into by the Company and are not part of the terms of the Notes or Note Hedges. Holders of the Notes will not have any rights with respect to the Warrants.

Interest Expense

The following table sets forth total interest expense recognized related to the Notes for the years ended December 31, 2014, 2013 and 2012 (in thousands):

	Year Ended December 31,
	2014	2013	2012
0.125% coupon	$378	—	—
Amortization of debt issuance costs	39	—	—
Amortization of debt discount	13,137	—	—

Total	$13,554	$—	$—